UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment           |_|; Amendment Number: ____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AXE-HOUGHTON ASSOCIATES, INC.
Address:    ONE EAST WEAVER STREET
            GREENWICH, CT 06831
            203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven E. Berman
Title: President
Phone: (201) 585-7733
Signature, Place, and Date of Signing:
/s/ Steven E. Berman, Fort Lee, NJ  07024
January 16, 2004

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      NONE
Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total: 278,372
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates
FORM 13F
December 31, 2003

                                 TITLE OF              VALUE    SHARES/   SH/   PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER                CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL  DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------   --------  ---------  -------- ---------  ---   ----  -------   --------  -------- -------- --------

COMMON STOCK:

A.O. Smith Corporation             COM     831865209      826      23,575 SH           Sole                 23,575
ATI Technologies Inc.              COM     001941103    4,125     272,850 SH           Sole                211,950            60,900
AVI Biopharmaceuticals Inc.        COM     002346104    1,503     369,200 SH           Sole                275,350            93,850
Acme Communications  Inc.          COM     004631107    4,537     516,700 SH           Sole                402,750           113,950
Administaff Inc Com                COM     007094105    2,167     124,700 SH           Sole                 97,900            26,800
Alliance Gaming Corp.              COM     01859p609    4,469     181,300 SH           Sole                140,500            40,800
Applied Micro Circuits Corp.       COM     03822w109    1,879     314,700 SH           Sole                155,300           159,400
Ask Jeeves, Inc.                   COM     045174109    1,801      99,375 SH           Sole                 73,475            25,900
Asyst Technologies Inc.            COM     04648x107    5,539     321,300 SH           Sole                227,600            93,700
Avocent Corp.                      COM     053893103    2,882      78,925 SH           Sole                 61,625            17,300
BankUnited Financial Corporati     COM     06652b103    2,586     100,275 SH           Sole                 91,975             8,300
Bentley Pharmaceuticals            COM     082657107    1,488     111,850 SH           Sole                 90,750            21,100
BioMarin Pharmaceutical Inc.       COM     09061g101    1,661     214,050 SH           Sole                158,450            55,600
Bombay Co Inc.                     COM     097924104    2,387     293,250 SH           Sole                244,300            48,950
Brigham Exploration Company        COM     109178103      159      19,800 SH           Sole                 19,800
Brooks Automation Inc.             COM     114340102      313      13,200 SH           Sole                 13,200
Buffalo Wild Wings Inc.            COM     119848109    1,221      47,200 SH           Sole                 36,700            10,500
CTI Molecular Imaging Inc.         COM     22943d105      958      56,650 SH           Sole                 56,650
Caci International Inc.            COM     127190304    3,419      70,325 SH           Sole                 54,925            15,400
Cellstar Corp                      COM     150925204    4,504     356,900 SH           Sole                274,500            82,400
Centene Corp.                      COM     15135b101    1,857      66,287 SH           Sole                 53,187            13,100
Central European Distribution      COM     153435102      351      11,100 SH           Sole                 11,100
Century Aluminum Company           COM     156431108    3,293     173,200 SH           Sole                126,400            46,800
Children's Place Retail Stores     COM     168905107    1,377      51,500 SH           Sole                 38,500            13,000
ChipPAC Inc.                       COM     169657103    4,358     574,200 SH           Sole                424,600           149,600
Cognex Corp.                       COM     192422103    4,439     156,900 SH           Sole                120,600            36,300
Computer Network Technology Co     COM     204925101    3,531     369,300 SH           Sole                286,500            82,800
Computer Programs & Systems        COM     205306103    2,197     109,175 SH           Sole                 97,425            11,750
Cray Inc.                          COM     225223106    3,390     341,350 SH           Sole                264,450            76,900
Cymer Inc.                         COM     232572107    1,999      43,275 SH           Sole                 31,175            12,100
DRS Technologies Inc.              COM     23330x100    1,297      46,700 SH           Sole                 38,500             8,200
Dade Behring Holdings Inc.         COM     23342J206      386      10,800 SH           Sole                 10,800
Digital River Inc.                 COM     25388B104    2,542     115,000 SH           Sole                 89,025            25,975
Dot Hill Systems Corp.             COM     25848t109    2,327     153,600 SH           Sole                119,250            34,350
Drexler Technology Corp.           COM     261876106    1,793     133,400 SH           Sole                104,800            28,600
Engineered Support Systems Inc     COM     292866100      619      11,250 SH           Sole                                   11,250
FMC Technologies                   COM     30249u101    2,665     114,375 SH           Sole                 94,975            19,400
Faro Technologies Inc.             COM     311642102    4,679     187,300 SH           Sole                141,300            46,000
FormFactor Inc.                    COM     346375108    3,595     181,550 SH           Sole                141,650            39,900
GUESS INC COM                      COM     401617105      173      14,300 SH           Sole                 14,300
GameStop Corp.                     COM     36466r101    1,564     101,500 SH           Sole                 80,500            21,000
General Cable Corporation          COM     369300108      224      27,500 SH           Sole                 27,500
Genesis Microchip Incorporated     COM     37184c103    3,801     210,600 SH           Sole                162,700            47,900
Georgia Gulf Corp.                 COM     373200203    3,313     114,700 SH           Sole                 80,700            34,000
Globespan Virata Inc               COM     37957v106    2,083     356,000 SH           Sole                276,700            79,300
HCC Insurance Holdings Inc.        COM     404132102    2,357      74,125 SH           Sole                 60,225            13,900
Heartland Express                  COM     422347104      208       8,581 SH           Sole                  8,581
IPass Inc.                         COM     46261V108    3,433     214,400 SH           Sole                165,388            49,012
Imax Corp.                         COM     45245e109    3,300     417,250 SH           Sole                326,050            91,200
Inkine Pharmaceuticals Com         COM     457214104    1,849     382,900 SH           Sole                328,500            54,400
Integrated Electric Service        COM     45811E103    3,314     358,250 SH           Sole                274,312            83,938
Integrated Silicon Solution        COM     45812P107    3,202     204,600 SH           Sole                151,100            53,500
John B Sanfillippo & Son Inc.      COM     800422107    1,031      20,200 SH           Sole                 15,600             4,600
Key Energy Services Inc.           COM     492914106    2,254     218,625 SH           Sole                174,925            43,700
Knight Trading Group Inc.          COM     499063105    4,836     329,900 SH           Sole                255,100            74,800
Knight Transportation Inc.         COM     499064103    1,827      71,225 SH           Sole                 48,025            23,200
Kos Pharmaceuticals Com            COM     500648100    3,140      73,000 SH           Sole                 58,800            14,200
Kroll Inc.                         COM     501049100      852      32,775 SH           Sole                 32,775
La Quinta Corp.                    COM     50419u202    4,207     656,300 SH           Sole                533,300           123,000
Labone Inc.                        COM     50540l105    1,375      42,350 SH           Sole                 33,250             9,100
MSC Software Corp                  COM     553531104    2,345     248,200 SH           Sole                192,200            56,000
Magna Entertainment Corp.          COM     559211107    2,299     455,250 SH           Sole                351,750           103,500
Marvel Enterprises Inc.            COM     57383m108    2,853      98,000 SH           Sole                 73,450            24,550
Matrixx Initiatives Inc.           COM     57685L105    2,221     125,200 SH           Sole                 94,400            30,800
Mattson Technology Inc.            COM     577223100    2,980     246,300 SH           Sole                190,700            55,600
Maxtor Corp.                       COM     577729205    1,928     173,700 SH           Sole                 91,800            81,900
Mentor Graphics Corp.              COM     587200106    2,899     199,350 SH           Sole                155,950            43,400
Nektar Therapeutics                COM     640268108    1,651     121,300 SH           Sole                 91,200            30,100
Neoware Systems Inc.               COM     64065p102      384      27,950 SH           Sole                  7,050            20,900
O2Micro International Ltd.         COM     G6797E106    4,563     202,700 SH           Sole                157,700            45,000
Overstock.com                      COM     690370101    1,534      77,200 SH           Sole                 39,900            37,300
PC Mall Inc.                       COM     69323k100      195      12,000 SH           Sole                 12,000
POWER INTEGRATIONS INC COM         COM     739276103    3,533     105,600 SH           Sole                 84,500            21,100
Penn National Gaming Inc.          COM     707569109    2,500     108,125 SH           Sole                 85,825            22,300
Pharmaceutical Resources           COM     717125108    3,766      57,800 SH           Sole                 44,600            13,200
Photon Dynamics Inc.               COM     719364101    2,270      56,400 SH           Sole                 30,600            25,800
QLT Inc.                           COM     746927102    2,929     155,400 SH           Sole                104,100            51,300
Quiksilver Inc.                    COM     74838c106    1,610      90,800 SH           Sole                 64,000            26,800
Rainbow Technology Inc.            COM     750862104    4,683     415,900 SH           Sole                331,150            84,750
Red Hat Inc                        COM     756577102    1,943     103,500 SH           Sole                 54,800            48,700
Reliance Steel & Aluminum Comp     COM     759509102    3,358     101,100 SH           Sole                 78,000            23,100
Rewards Network Inc                COM     761557107    1,381     129,550 SH           Sole                105,850            23,700
Rofin Sinar Technologies           COM     775043102    5,734     165,900 SH           Sole                127,200            38,700
SILICON STORAGE TECH COM           COM     827057100    3,588     326,200 SH           Sole                252,000            74,200
Schnitzer Steel Industries Inc     COM     806882106    6,480     107,100 SH           Sole                 83,000            24,100
Scientific Games Corp Cl A         COM     80874P109    2,439     143,700 SH           Sole                 81,500            62,200
Sonus Networks Inc.                COM     835916107    2,346     311,200 SH           Sole                236,700            74,500
Spinnaker Exploration Co.          COM     84855w109    3,072      95,200 SH           Sole                 83,200            12,000
Sports Authority Inc. New          COM     84917u109    3,064      79,800 SH           Sole                 64,400            15,400
Starcraft Corp                     COM     855269106    4,590     141,400 SH           Sole                106,400            35,000
Synaptics Incorporated             COM     87157d109    3,936     262,750 SH           Sole                202,650            60,100
TBC Corporation                    COM     872180104    3,247     125,790 SH           Sole                109,090            16,700
Tekelec                            COM     879101103    1,691     108,750 SH           Sole                 84,600            24,150
Tetra Tech Inc.                    COM     88162g103    5,379     216,375 SH           Sole                173,675            42,700
Tetra Technologies Inc.            COM     88162f105    2,486     102,550 SH           Sole                 86,100            16,450
Too Inc.                           COM     890333107    1,555      92,100 SH           Sole                 71,400            20,700
Transact Technology Inc.           COM     892918103    1,817      74,600 SH           Sole                 57,500            17,100
Trident Microsystems Inc.          COM     895919108    2,556     146,700 SH           Sole                113,100            33,600
Ultra Petroleum Corp.              COM     903914109    2,717     110,350 SH           Sole                 86,000            24,350
VCA Antech Inc.                    COM     918194101    4,597     148,400 SH           Sole                116,200            32,200
Ventana Medical Systems Inc.       COM     92276h106    4,062     103,100 SH           Sole                 79,500            23,600
Verity Inc.                        COM     92343c106    3,793     227,265 SH           Sole                175,965            51,300
W Holding Company Inc.             COM     929251106    2,110     113,395 SH           Sole                113,395
WINNEBAGO INDS INC COM             COM     974637100    2,571      37,400 SH           Sole                 26,900            10,500
Wabash Natl Corp.                  COM     929566107    3,818     130,300 SH           Sole                102,800            27,500
Wabtec Corporation                 COM     929740108      252      14,800 SH           Sole                 14,800
West Marine Inc.                   COM     954235107    1,901      69,135 SH           Sole                 54,935            14,200
Westell Technologies Inc           COM     957541105    1,284     203,500 SH           Sole                144,300            59,200

                                                     -------- -----------
GRAND TOTAL:                                          278,372  17,334,553